DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (258)	$ (418)
Current	13,074	8,825
Non-current	41,263	46,565
Total debt obligations	$ 54,717	55,528
Debt Obligations, Non-recourse Mortgage, Percent of Total Debt	3.00%		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 37,413	39,286
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,809	6,997	£ 4,981								£ 5,279
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,408	3,431		$ 5,613								$ 4,457
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,093	1,973			₩ 2,280,000								₩ 2,280,000
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,473	1,273				$ 1,914								$ 1,814
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,257	2,209					₨ 164,753								₨ 157,797
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	180	480						R$ 936								R$ 1,935
China Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	22	11							¥ 143								¥ 78
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	320	286								€ 262								€ 255
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	380	138
Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	28,446	28,717
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 16,629	$ 19,121
Secured Debt | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.27%	4.35%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.61%	4.52%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,357	$ 836
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	1.75%	3.33%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,890	$ 1,082
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.14%	4.25%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 3,976	$ 4,010
Brookfield Property REIT Inc. term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.90%	4.17%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%
Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 945	$ 1,000
Brookfield Property REIT Inc. senior secured notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,015	$ 715
Brookfield Property REIT Inc. corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.41%	4.03%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 206	$ 206
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	1.66%	3.39%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 196	$ 202
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	1.69%	3.27%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 315	$ 57
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.51%	2.83%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%